Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues, net	$ 45,468	$ 58,344	$ 25,341
Voyage related costs and commissions	(6,352)	(17,357)	(9,589)
Vessel operating expenses	(11,623)	(12,481)	(12,454)
General and administrative expenses	(3,448)	(2,508)	(2,538)
Allowance for credit losses	78	(118)	(11)
Gain from the sale of vessel, net	25,125	(466)
Interest and finance costs	(5,835)	(4,441)	(3,285)
Loss from debt extinguishment	(379)	(34)	(541)
Loss from financial derivative instrument	(59)	555
Net income/(loss) attributable to Pyxis Tankers Inc.	37,037	13,392	(12,338)
Net income/(loss)	36,836	13,392	(12,338)
Cash and cash equivalents & restricted cash	36,339	10,189	9,874
Inventories	957	1,911
Trade accounts receivable	4,964	10,469
Short-term investment in time deposits	20,000
Prepayments and other current assets	226	204
Total assets	166,313	138,979
Related Party [Member]
Segment Reporting Information [Line Items]
Vessel operating expenses	(3,115)	$ (3,089)	$ (2,670)
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	45,468
Voyage related costs and commissions	(6,352)
Vessel operating expenses	(11,623)
General and administrative expenses	(148)
Management fees	(1,488)
Depreciation and amortization of special survey costs	(5,891)
Allowance for credit losses	78
Gain from the sale of vessel, net	25,125
Interest and finance costs	(5,753)
Loss from debt extinguishment	(379)
Loss from financial derivative instrument	(59)
Net income/(loss) attributable to Pyxis Tankers Inc.	38,978
General and administrative expenses	(3,300)
Interest and finance costs	(82)
Interest income	1,240
Net income/(loss)	36,836
Cash and cash equivalents & restricted cash	5,278
Inventories	957
Trade accounts receivable	4,964
Prepayments and other assets	202
Vessels, net	99,273
Prepayments for vessel acquisition	2,663
Special survey cost, net	1,622
Segment assets	115,153
Cash and cash equivalents	31,061
Short-term investment in time deposits	20,000
Prepayments and other current assets	99
Total assets	166,313
Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties	194
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	43,889
Voyage related costs and commissions	(6,121)
Vessel operating expenses	(10,772)
General and administrative expenses	(120)
Management fees	(1,388)
Depreciation and amortization of special survey costs	(5,485)
Allowance for credit losses	78
Gain from the sale of vessel, net	25,125
Interest and finance costs	(5,275)
Loss from debt extinguishment	(379)
Loss from financial derivative instrument	(59)
Net income/(loss) attributable to Pyxis Tankers Inc.	39,493
Cash and cash equivalents & restricted cash	4,237
Inventories	904
Trade accounts receivable	4,704
Prepayments and other assets	180
Vessels, net	71,179
Prepayments for vessel acquisition
Special survey cost, net	1,622
Segment assets	82,826
Tanker Vessels [Member] | Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	1,579
Voyage related costs and commissions	(231)
Vessel operating expenses	(851)
General and administrative expenses	(28)
Management fees	(100)
Depreciation and amortization of special survey costs	(406)
Allowance for credit losses
Gain from the sale of vessel, net
Interest and finance costs	(478)
Loss from debt extinguishment
Loss from financial derivative instrument
Net income/(loss) attributable to Pyxis Tankers Inc.	(515)
Cash and cash equivalents & restricted cash	1,041
Inventories	53
Trade accounts receivable	260
Prepayments and other assets	24
Vessels, net	28,094
Prepayments for vessel acquisition	2,663
Special survey cost, net
Segment assets	32,329
Dry Bulk Vessels [Member] | Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties	$ 194